Note 16 - Receivables and Prepayments, Net - Summary of Receivables and Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current prepayments and current accrued income [abstract]
Prepaid expenses and other receivables	$ 47,419	$ 38,080
Government entities	18,121	2,363
Employee advances and loans	10,701	5,974
Advances to suppliers and other advances	41,549	17,225
Government tax refunds on exports	8,898	8,419
Receivables from related parties	19,184	5,919
Others	41,418	21,502
Receivables and prepayments, gross	187,290	99,482
Allowance for other doubtful accounts, see note 24 (i)	(3,479)	(3,206)
Current prepayments and other current assets	$ 183,811	$ 96,276